Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of revenue by products and services
	Year ended December 31,
	2021	2020	2019
Proprietary software and related services	$632,986	$509,109	$438,256
Other products and third party	472,045	312,315	229,104
Services	1,299,345	1,112,494	1,033,755
	$2,404,376	$1,933,918	$1,701,115

Schedule of revenue by timing of revenue recognition
	Year ended December 31,
	2021	2020	2019
Products and services transferred over time	$2,072,841	$1,697,312	$1,518,221
Products transferred at a point in time	331,535	236,606	182,894
	$2,404,376	$1,933,918	$1,701,115

Schedule of amortization periods of the right-of-use assets
	Years	Mainly
Land and Buildings	2-23	3
Motor vehicles	2-3	3

Schedule of useful life of the assets at annual rates
%
Land and Buildings	2 - 4
Computers, software, and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33 (mainly 7)
Motor vehicles	14 - 15 (mainly 15)

Schedule of useful life of intangible assets
Years
Customer relationship, backlog and distribution rights	3 – 15
Brand names	9 – 15
Acquired technology	2 – 8
Patents	10